Financial instruments (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($) INVESTMENT shares	Dec. 31, 2025 USD ($) INVESTMENT shares	Nov. 13, 2025 USD ($)	Sep. 09, 2025 USD ($) shares	Jul. 25, 2025 USD ($)	Jul. 24, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 24, 2024 USD ($) shares	Aug. 02, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jan. 14, 2022 USD ($) shares	Jan. 14, 2022 CAD ($) shares	May 11, 2021 USD ($)	Dec. 29, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Current assets	$ 735,291,377	$ 664,893,552
Current liabilities	$ 669,936,353	$ 672,461,715
Percentage on investment on total assets	100.00%	100.00%
Percentage of increase decrease in currency translation	10.00%
Estimated increase decrease in net income	$ 60,780,400	$ 56,656,200
Loss related to the preferred shares	$ 39,184
Percentage of change in the fair value of preferred shares	10.00%
Change in the carrying amount	$ 2,000,000
Equity investments in digital assets funds	$ 95,885,076	131,982,060						$ 257,425,063
Additional shares shares | shares	1,551,576
STRC [member]
IfrsStatementLineItems [Line Items]
Investments	$ 20,000,000
TenX Protocols Inc. (TenX) [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	10,686	$ 27,252
Equity investments in digital assets funds						$ 718,339
Number of shares acquired under equity method investment shares | shares						1,334,000
Number of subscription receipts converted shares | shares		1,334,000
Shares issued for conversion of subscription rights shares | shares		1,334,000
Warrants issued for conversion of subscription rights shares | shares		667,000
Valuation of equity method investment	$ 106,857	$ 272,520
Percentage of change in fair value of equity investment	10.00%
Luxor Technology Corporation (LTC) [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	$ 50,544	52,496
Value subscribed to acquire rights to preferred shares														$ 62,500	$ 100,000
Valuation of subscription of rights	$ 505,435	524,963
Percentage of change in fair value of subscription of rights	10.00%
Amina Bank AG (Amina) [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	$ 2,183,650	2,428,575
Equity investments in digital assets funds												$ 25,286,777	$ 34,498,750
Number of shares acquired under equity method investment shares | shares												3,906,250	3,906,250
Valuation of equity method investment	$ 21,836,495	24,285,752
Percentage of change in fair value of subscription of rights	10.00%
ZKP Corporation (ZKP) [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount		100,000
Equity investments in digital assets funds										$ 1,000,000
Valuation of equity method investment		1,000,000
Global Benchmarks AB (Global Benchmarks) [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	$ 19,988	19,988
Equity investments in digital assets funds									$ 199,875
Percentage of change in fair value of subscription of rights	10.00%
CH Technical Solutions SA (CH Technical) [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount		36,204
Equity investments in digital assets funds									$ 3,971,272
Number of shares acquired under equity method investment shares | shares									25
Valuation of equity method investment		362,038
Percentage of change in fair value of subscription of rights	10.00%
Canada Stablecorp Inc. [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	$ 50,000	50,000
Equity investments in digital assets funds				$ 499,999
Number of shares acquired under equity method investment shares | shares				303,030
Percentage of change in fair value of subscription of rights	10.00%
Continental Stable Coin [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	$ 50,000	50,000
Equity investments in digital assets funds					$ 500,000
Percentage of change in fair value of subscription of rights	10.00%
Bonsol Labs Inc. (Bonsol) [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	$ 200,000	200,000
Equity investments in digital assets funds			$ 2,000,000
Percentage of change in fair value of subscription of rights	10.00%
SUI digital assets loaned at FVTPL [member] | Loaned investment in digital assets [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	$ 960,375	1,865,214
Equity investments in digital assets funds							$ 41,160,000
Percentage of change in fair value of subscription of rights	10.00%
Discount for lack of marketability	22.00%
Equity investments in digital assets funds at FVTPL equity investments [member] | Equity investment in digital assets [member]
IfrsStatementLineItems [Line Items]
Change in the carrying amount	$ 9,588,508	$ 13,198,205
Equity investments in digital assets funds											$ 173,814,136
Percentage of change in fair value of subscription of rights	10.00%
Discount for lack of marketability	11.00%
Market risk [member]
IfrsStatementLineItems [Line Items]
Number of major investments | INVESTMENT	1	1
Percentage on investment on total assets	0.01%	0.03%
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Maximum maturity term of highly liquid investments	1.00%
Change in net loss due to change in interest rate	$ 478,000